Subsequent Events (FY)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
Management evaluates events occurring subsequent to the date of the consolidated financial statements in determining the accounting or disclosure of transactions and events that affect the consolidated financial statements. Subsequent events have been evaluated through March 9, 2021, which is the date that the consolidated financial statements were issued.
On January 20, 2021, the Company received notification from the Small Business Administration that they approved the forgiveness of the full $0.8 million Paycheck Protection Plan loan.
The Company is monitoring the recent global health emergency driven by the potential impact of the COVID-19 virus, along with global supply and demand dynamics. The extent to which these events may impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted at this time. The Company has thus far avoided significant impact to performance of operations, and management will continue to monitor the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce.